Executive Retirement Plan - (Details) $ in Thousands		12 Months Ended
	Dec. 14, 2022	Dec. 31, 2023 USD ($) person	Dec. 31, 2022 USD ($)	Dec. 31, 2024 USD ($)
Executive Retirement Plan
Prior service cost arising from the retrospective recognition of past service		$ 6,277	$ 14,184
Number of executive officer added to the plan | person		1
Number of officer appointed to new position | person		1
Prior service cost exercised		$ 700	7,800
Accumulated benefit obligation		$ 7,700	3,000
Executive officer
Executive Retirement Plan
Defined Benefit Plan, Plan Name [Extensible Enumeration]		dac:ExecutiveRetirementPlanMember
Prior service cost arising from the retrospective recognition of past service		$ 5,200
Losses due to assumptions change amount		1,100
Net curtailment gain		$ 200
Prior service cost exercised			$ 7,800
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Amortization of Prior Service Cost (Credit), Statement of Income or Comprehensive Income [Extensible Enumeration]		Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)
Prior service cost expected to be reclassified in the year ending December 31, 2023				$ 1,100
Weighted average duration of the defined benefit obligation		10 years 2 months 12 days
Expected future benefit Paid in 2030		$ 6,700
Executive officer | General and administrative expenses
Executive Retirement Plan
Defined Benefit Plan, Net Periodic Benefit (Cost) Credit, Curtailment Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]		Other Nonoperating Income (Expense)
Projected periodic benefit cost		$ 600
Minimum | Executive officer
Executive Retirement Plan
Discount rate	3.20%
Maximum percentage of salary escalation	4.75%
Retirement age assumption to calculate projected benefit obligation	65 years
Maximum | Executive officer
Executive Retirement Plan
Discount rate	3.80%
Maximum percentage of salary escalation	4.50%
Retirement age assumption to calculate projected benefit obligation	74 years
Subsequent events | Executive officer
Executive Retirement Plan
Projected periodic benefit cost				$ 800
Other long-term liabilities
Executive Retirement Plan
Defined benefit obligation		$ 13,300	$ 6,400